Income Taxes - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Current income tax expense or benefit	$ 0	$ 0
Deferred income tax expense or benefit	$ 0	$ 0
Income tax expense (benefit)			$ 0	$ 0
Increase in valuation allowance			5,700	5,700
Federal
Income Taxes
Operating loss carryforward			47,200	$ 34,500
Operating loss carryforward subject to expiration			400
Operating loss carryforward not subject to expiration			46,800
Tax credit carryforward			$ 400